Premises and Equipment - Components of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 22,042	$ 21,997
Accumulated depreciation	9,409	9,957
Premises and equipment, net	12,633	12,040
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,550	2,384
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	12,664	12,869
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,499	6,448
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 329	$ 296